41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 4) - Companhia Paranaense de Energia - Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties assets	R$ 511,477	R$ 112,885
Related parties liabilities	841	755
Copel Distribuicao [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties assets	89,296	104,751
Investees and Subsidiaries - Structure Sharing [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties assets	6,039	8,134
Related parties liabilities	696	755
Elejor Advance [Member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties liabilities	R$ 145